STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Equity [Abstract]
Schedule of assumptions used for warrants

The assumptions that the Company used to determine the grant-date fair value of warrants granted for the years ended November 30, 2020 and 2019 were as follows:

	2020	2019
Risk free rate	0.35 – 1.57%	1.69 – 3.05%
Expected dividends	0%	0%
Expected volatility	98.28 – 109.93%	150 – 159%
Expected life	3.54 – 3.77 years	4.35 – 5 years
Market price of the Company's common stock on date of grant	$0.25	$0.14 – 0.16
Exercise price	$0.25	$0.25

Schedule of warrants activity

The following table summarizes warrant activity, which includes the incentive warrants, during the six months ended May 31, 2021:

		Weighted-Average
		Exercise
	Number of	Price
	Warrants	$
Outstanding at November 30, 2020	585,739	2.40
Granted	—	—
Exercised	(486,684)	2.50
Outstanding at May 31, 2021	99,055	1.91
Exercisable at May 31, 2021	99,055	1.91

The following table summarizes warrant activity, which includes the incentive warrants, for the year ended November 30, 2020:

	Number of Warrants	Weighted-Average Exercise Price $

Outstanding, November 30, 2018	26,041,160	0.19
Granted	22,223,058	0.25
Expired	(2,476,999)	(0.16)
Outstanding, November 30, 2019	45,787,219	0.22
Granted	2,146,836	0.25
Exercised	(42,076,668)	(0.21)
Outstanding, November 30, 2020	5,857,386	0.24

Exercisable, November 30, 2020	5,857,386	0.24
Exercisable. November 30, 2019	45,037,219	0.22

Schedule weighted-average remaining contract

The warrants outstanding at the end of the year had weighted-average remaining contract lives as follows:

	2020	2019
	(years)	(years)
Total outstanding warrants	2.82	3.55
Total exercisable warrants	2.82	3.50